Derivative Instruments and Hedging Activities (Estimated Fair Values of Outstanding Derivative Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Derivatives, Fair Value [Line Items]
Derivative assets	¥ 28,737	¥ 42,383
Derivative liabilities	40,354	35,866
Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative assets	10,929	1,835
Derivative liabilities	12,350	8,360
Designated as hedging instrument | Interest rate contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	286	183
Designated as hedging instrument | Interest rate contracts | Liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	6,064	8,177
Designated as hedging instrument | Interest rate contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets		9
Designated as hedging instrument | Interest rate contracts | Other assets: Other
Derivatives, Fair Value [Line Items]
Derivative assets	10,921	27
Designated as hedging instrument | Foreign exchange contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	6,000
Designated as hedging instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	8	1,799
Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative assets	17,808	40,548
Derivative liabilities	28,004	27,506
Not designated as hedging instrument | Interest rate contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	408	200
Not designated as hedging instrument | Interest rate contracts | Liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	8,204	9,120
Not designated as hedging instrument | Interest rate contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	50	44
Not designated as hedging instrument | Interest rate contracts | Other assets: Other
Derivatives, Fair Value [Line Items]
Derivative assets	1,817	1,523
Not designated as hedging instrument | Foreign exchange contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	14,233	14,580
Not designated as hedging instrument | Foreign exchange contracts | Liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	0	1,755
Not designated as hedging instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	14,097	19,655
Not designated as hedging instrument | Foreign exchange contracts | Other assets: Other
Derivatives, Fair Value [Line Items]
Derivative assets	1,587	49
Not designated as hedging instrument | Equity Contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	5,157	1,476
Not designated as hedging instrument | Equity Contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	240	18,886
Not designated as hedging instrument | Bond contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	2	290
Not designated as hedging instrument | Bond contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	17	306
Not designated as hedging instrument | Commodity contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	0	85
Not designated as hedging instrument | Commodity contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	¥ 0	¥ 85